Shareholder Report, Holdings (Details)	Dec. 31, 2024
Guinness Atkinson Alternative Energy Fund | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	47.80%
Guinness Atkinson Alternative Energy Fund | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Guinness Atkinson Alternative Energy Fund | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Guinness Atkinson Alternative Energy Fund | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guinness Atkinson Alternative Energy Fund | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guinness Atkinson Alternative Energy Fund | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guinness Atkinson Alternative Energy Fund | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Alternative Energy Fund | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Alternative Energy Fund | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guinness Atkinson Alternative Energy Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guinness Atkinson Alternative Energy Fund | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guinness Atkinson Alternative Energy Fund | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guinness Atkinson Alternative Energy Fund | Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guinness Atkinson Alternative Energy Fund | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Guinness Atkinson Alternative Energy Fund | Hubbel lInc
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guinness Atkinson Alternative Energy Fund | Nextera Energy Inc
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guinness Atkinson Alternative Energy Fund | Eaton Corp PLC
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guinness Atkinson Alternative Energy Fund | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guinness Atkinson Alternative Energy Fund | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guinness Atkinson Alternative Energy Fund | Legrand SA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guinness Atkinson Alternative Energy Fund | Itron Inc
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guinness Atkinson Alternative Energy Fund | Owens Corning
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Asia Focus Fund | Electronic Components - Semiconductor
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Guinness Atkinson Asia Focus Fund | Commercial Banks
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Guinness Atkinson Asia Focus Fund | E-Commerce/Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Guinness Atkinson Asia Focus Fund | Semiconductor Components - Integrated Circuits
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Guinness Atkinson Asia Focus Fund | Electronic Component Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guinness Atkinson Asia Focus Fund | Entertainment Software
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Guinness Atkinson Asia Focus Fund | Internet Application Software
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guinness Atkinson Asia Focus Fund | Auto - Cars/Light Trucks
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Asia Focus Fund | Machinery - General Industries
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson Asia Focus Fund | Food - Dairy Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Asia Focus Fund | Photo Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Asia Focus Fund | MRI/Medical Diagnostic Imaging
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Asia Focus Fund | Building Products - Cement/Aggregates
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Asia Focus Fund | Rental Auto/Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Asia Focus Fund | Textile - Apparel
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Asia Focus Fund | E-Commerce/Products
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Asia Focus Fund | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Asia Focus Fund | Medical Products
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guinness Atkinson Asia Focus Fund | Travel Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guinness Atkinson Asia Focus Fund | Machinery - Construction & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guinness Atkinson Asia Focus Fund | Auto/Truck Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guinness Atkinson Asia Focus Fund | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guinness Atkinson Asia Focus Fund | Internet & Direct Marketing Retail
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guinness Atkinson Asia Focus Fund | Metal Processors & Fabricators
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guinness Atkinson Asia Focus Fund | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Guinness Atkinson Asia Focus Fund | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Guinness Atkinson Asia Focus Fund | Elite Material Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guinness Atkinson Asia Focus Fund | Applied Materials Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guinness Atkinson Asia Focus Fund | DBS Group Holdings
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guinness Atkinson Asia Focus Fund | NetEase Inc. - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Guinness Atkinson Asia Focus Fund | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guinness Atkinson Asia Focus Fund | China Merchants Bank Co., Ltd. - H Shares
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Asia Focus Fund | Geely Automobile Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Asia Focus Fund | JD.com Inc
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson China & Hong Kong Fund | CHINA
Holdings [Line Items]
Percent of Net Asset Value	90.20%
Guinness Atkinson China & Hong Kong Fund | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Guinness Atkinson China & Hong Kong Fund | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Guinness Atkinson China & Hong Kong Fund | China Merchants Bank Co., Ltd. - H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson China & Hong Kong Fund | Geely Automobile Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Guinness Atkinson China & Hong Kong Fund | JD.com Inc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson China & Hong Kong Fund | Midea Group Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson China & Hong Kong Fund | Hong Kong Exchanges & CL
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson China & Hong Kong Fund | Haier Smart Home Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson China & Hong Kong Fund | Inner Mongolia Yili - A Shares
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson China & Hong Kong Fund | AIA Group Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson China & Hong Kong Fund | Sany Heavy Industry Co
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Global Energy Fund | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Guinness Atkinson Global Energy Fund | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guinness Atkinson Global Energy Fund | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guinness Atkinson Global Energy Fund | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Global Energy Fund | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guinness Atkinson Global Energy Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guinness Atkinson Global Energy Fund | CANADA
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Guinness Atkinson Global Energy Fund | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Global Energy Fund | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Global Energy Fund | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Global Energy Fund | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guinness Atkinson Global Energy Fund | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Guinness Atkinson Global Energy Fund | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guinness Atkinson Global Energy Fund | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Guinness Atkinson Global Energy Fund | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guinness Atkinson Global Energy Fund | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Guinness Atkinson Global Energy Fund | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guinness Atkinson Global Energy Fund | Kinder Morgan Inc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Global Energy Fund | Suncor Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guinness Atkinson Global Energy Fund | Valero Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Global Energy Fund | EOG Resources Inc
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson Global Innovators Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.60%
Guinness Atkinson Global Innovators Fund - Investor Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Global Innovators Fund - Investor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Guinness Atkinson Global Innovators Fund - Investor Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Global Innovators Fund - Investor Class | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guinness Atkinson Global Innovators Fund - Investor Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Global Innovators Fund - Investor Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson Global Innovators Fund - Investor Class | Britain [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson Global Innovators Fund - Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Global Innovators Fund - Investor Class | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson Global Innovators Fund - Investor Class | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Global Innovators Fund - Investor Class | Mastercard Inc
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson Global Innovators Fund - Investor Class | London Stock Exchange Group PL
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson Global Innovators Fund - Investor Class | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Global Innovators Fund - Investor Class | AMETEK Inc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Global Innovators Fund - Investor Class | Visa Inc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Global Innovators Fund - Investor Class | Alphabet Inc - A Shares
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Global Innovators Fund - Investor Class | ANTA Sports Products Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Global Innovators Fund - Investor Class | Netflix Inc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Global Innovators Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.60%
Guinness Atkinson Global Innovators Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Global Innovators Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Guinness Atkinson Global Innovators Fund - Institutional Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Global Innovators Fund - Institutional Class | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guinness Atkinson Global Innovators Fund - Institutional Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Global Innovators Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson Global Innovators Fund - Institutional Class | Britain [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson Global Innovators Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Global Innovators Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson Global Innovators Fund - Institutional Class | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Global Innovators Fund - Institutional Class | Mastercard Inc
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson Global Innovators Fund - Institutional Class | London Stock Exchange Group PL
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson Global Innovators Fund - Institutional Class | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Global Innovators Fund - Institutional Class | AMETEK Inc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Global Innovators Fund - Institutional Class | Visa Inc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Global Innovators Fund - Institutional Class | Alphabet Inc - A Shares
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Global Innovators Fund - Institutional Class | ANTA Sports Products Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Global Innovators Fund - Institutional Class | Netflix Inc
Holdings [Line Items]
Percent of Net Asset Value	3.50%